CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Statements of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents at beginning of the year	¥ 361,220
Cash and cash equivalents at end of the year	308,676	$ 47,307	¥ 361,220
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(17,685)	(2,710)	(29,759)	¥ (91,547)
Net cash provided by (used in) investing activities	(13,028)	(1,997)	(58,359)	(56,941)
Net cash (used in) provided by financing activities	28,213	4,324	81,693	159,456
Effect of exchange rate changes on cash and cash equivalents	(291)	(45)	203	66
Net (decrease) increase in cash and cash equivalents	(2,791)	(428)	(6,222)	11,034
Cash and cash equivalents at beginning of the year	6,116	938	12,338	1,304
Cash and cash equivalents at end of the year	¥ 3,325	$ 510	¥ 6,116	¥ 12,338